5. Investment (Details Narrative)	2 Months Ended	9 Months Ended	12 Months Ended
	Feb. 25, 2019 USD ($) shares	Oct. 06, 2020 CAD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 20, 2020 USD ($) shares
Impairment of investment			$ 0	$ 7,070,841
Investment value			6,711,289	4,193,597
GN Ventures [Member]
Stock received in acquisition, shares | shares	3,936,500
Warrants received in acquisition | shares	2,500,000
Stock issued for acquisition | shares	7,988,963
Consideration transferred	$ 11,264,438
Impairment of investment			7,070,841
Investment value			$ 6,711,289	$ 4,193,597
Stock exchanged, shares issued | shares					5,507,400
Stock exchanged, shares acquired | shares					3,671,597
Stock exchanged, value of shares acquired					$ 2,478,422
Klonetics Plant Science [Member] | Canada, Dollars | Class A Common Stock [Member]
Payment for investment		$ 50,000
Stock received for investment | shares		83,333